Impairment, Net of Reversal of Impairment of Investments and Assets - Summary of Impairment, Net of Reversal of Impairment of Investments and Assets (Parenthetical) (Detail)
R in Millions, $ in Millions
		12 Months Ended
		Dec. 31, 2019 USD ($)		Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 USD ($)		Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 USD ($)		Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Disclosures of impairment of investments and assets [line items]
Investments		$ 9.6			$ 36.9			$ 3.7					$ 3.2	$ 89.7
Impairment amounts disclosed relate to a specific impairment for South Deep Goodwill		0.0			71.7			277.8
Far Southeast Gold Resources Incorporated [member]
Disclosures of impairment of investments and assets [line items]
Investments	[1]	$ 9.6			36.9			0.0
Equity method investment ownership percentage		60.00%		60.00%
South Deep Mine [member]
Disclosures of impairment of investments and assets [line items]
Impairment loss		$ 0.0		R 0.0	481.5		R 6,470.9	277.8		R 3,495,000.0
Other impaired assets [member] | South Deep Mine [member]
Disclosures of impairment of investments and assets [line items]
Impairment loss		0.0		0.0	409.8	[2]	5,507.0	0.0		0.0
Goodwill [member] | South Deep Mine [member]
Disclosures of impairment of investments and assets [line items]
Impairment amounts disclosed relate to a specific impairment for South Deep Goodwill		0.0	[2]	R 0.0	71.7		R 963.9	277.8	[2]	R 3,495,000.0
CUG at Cerro Corona [member]
Disclosures of impairment of investments and assets [line items]
(Impairment)/reversal of impairment of property, plant and equipment - other											$ (66.4)
CUG at Cerro Corona [member] | Redundant Assets at Cerro Corona [Member]
Disclosures of impairment of investments and assets [line items]
- Redundant assets at Cerro Corona		(0.2)			(1.9)			(0.8)
CUG at Cerro Corona [member] | Assets Specific Impairment At Tarkwa [member]
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised		0.0			0.0			(6.8)
CUG at Cerro Corona [member] | Assets Specific Impairment At Damang [member]
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised		0.0			0.0			(3.5)
CUG at Cerro Corona [member] | CGU at Cerro Corona [Member]
Disclosures of impairment of investments and assets [line items]
(Impairment)/reversal of impairment of property, plant and equipment - other		0.0			0.0			53.4
Property, plant and equipment [member]
Disclosures of impairment of investments and assets [line items]
Assets held for sale of reclassified recoverable amount											$ 1.0
Other [member]
Disclosures of impairment of investments and assets [line items]
(Impairment)/reversal of impairment of property, plant and equipment - other		$ (0.2)			$ (1.9)			$ 42.3
Arctic platinum [member]
Disclosures of impairment of investments and assets [line items]
Impairment loss													40.0
Carrying value of impairment												$ 39.0	$ 1.0

[1]	Following the identification of impairment indicators during 2018 and 2019, FSE was valued at its recoverable amount which resulted in a net impairment of US$36.9 million and US$9.6 million, respectively. The recoverable amount was based on the fair value less cost of disposal (“FVLCOD”) of the investment (level 2 in the fair value hierarchy). The FVLCOD was indirectly derived from the market value of Lepanto Consolidated Mining Company, being the 60% shareholder of FSE. The net impairment is included in the “Corporate and other” segment.
[2]	For the year ended 31 December 2019, the Group recognised an impairment of Rnil (US$nil) (2018: R6,470.9 million (US$481.5 million) and 2017: R3,495.0 billion (US$277.8 million)) in respect of the South Deep cash-generating unit due to the deferral of production. Rnil (US$nil) (2018: R963.9 million (US$71.7 million) and 2017: R3,495.0 billion (US$277.8 million)) of the total impairment was firstly allocated against goodwill and the remainder of Rnil (US$nil) (2018: R5,507.0 million (US$409.8 million) and 2017: Rnil (US$nil)) against other assets. The recoverable amount was based on its FVLCOD calculated using a combination of the market and the income approach (level 3 of the fair value hierarchy).